UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003

Check here if Amendment:	____; Amendment Number:	_____
  This Amendment (Check only one.)  ___  is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	EGM Capital, LLC
Address:	Two Embarcadero Center, Suite 1300
		San Francisco, CA  94111

Form 13F File Number:	28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Scott M. Bilyeu
Title:	Chief Financial Officer
Phone:	415-782-9600

Signature, Place and Date of Signing:
	Scott M. Bilyeu			San Francisco, CA 	January 15, 2004
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		147

Form 13F Information Table Value Total:		300,466 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
<Page

NAME OF ISSUER		TITLE OF	  CUSIP		    VALUE	SHARES		    INV.   OTHER	VOTING AUTH
				CLASS					    X1000			    DISC   MGR	   SOLE

Advance Auto Parts             COM        00751y106              3,630      44,600   SH     Sole              44,600
Advanced Digital               COM        007525108              4,069     290,650   SH     Sole             290,650
Affiliated Managers Group      COM        008252108              1,341      19,275   SH     Sole              19,275
Alamosa Holdings Inc.          COM        011589108              1,112     277,230   SH     Sole             277,230
Alkermes Inc.                  COM        01642T108                450      33,300   SH     Sole              33,300
Alliance Data Systems          COM        018581108              1,781      64,325   SH     Sole              64,325
Amdocs Limited                 COM        g02602103              5,021     223,340   SH     Sole             223,340
Amgen Inc                      COM        031162100              1,267      20,500   SH     Sole              20,500
Ann Taylor                     COM        036115103              1,041      26,700   SH     Sole              26,700
Array Biopharma                COM        0426X1058                263      46,300   SH     Sole              46,300
Aspect Telecommunications      COM        04523q102              3,422     217,300   SH     Sole             217,300
Autoliv Inc                    COM        052800109              3,509      93,200   SH     Sole              93,200
Avaya                          COM        053499109              5,107     394,690   SH     Sole             394,690
Biogen IDEC Inc                COM        09062X103                987      26,895   SH     Sole              26,895
Caremark RX INC                COM        141705103                469      18,500   SH     Sole              18,500
Cedar Shopping Centers, Inc.   COM        150602209              1,242     100,000   SH     Sole             100,000
Cell Therapeutics, Inc.        COM        150934107                420      48,400   SH     Sole              48,400
Central Freight Lines Inc      COM        153491105              4,267     240,400   SH     Sole             240,400
Champion Enterprises, Inc.     COM        158496109              1,249     178,400   SH     Sole             178,400
Charles River Associates       COM        159852102              1,084      33,900   SH     Sole              33,900
Chicago Bridge & Iron-NY SHR   COM        167250109              1,578      54,600   SH     Sole              54,600
Chordiant Software             COM        170404107              3,672     673,670   SH     Sole             673,670
Comverse Technology Inc.       COM        205862402              6,982     396,950   SH     Sole             396,950
Concord Camera Group           COM        206156101              1,053     113,800   SH     Sole             113,800
Credence Systems Corp.         COM        225302108              9,190     698,300   SH     Sole             698,300
Cubist Pharmaceuticals, Inc.   COM        229678107                852      69,800   SH     Sole              69,800
DYAX Corp.                     COM        26746e103                244      30,000   SH     Sole              30,000
Dana Corp.                     COM        235811106              4,729     257,700   SH     Sole             257,700
Digital Insight Corp.          COM        25385p106              1,909      76,700   SH     Sole              76,700
Ditech                         COM        25500M103              6,913     361,920   SH     Sole             361,920
Doubleclick, Inc.              COM        258609304              1,241     120,450   SH     Sole             120,450
Dov Pharmaceutical, Inc.       COM        259858108                140      10,500   SH     Sole              10,500
EGL Inc.                       COM        268484102              6,082     345,975   SH     Sole             345,975
Ensco International Inc.       COM        26874Q100              3,255     119,800   SH     Sole             119,800
Equinox Inc                    COM        29444u502              2,113      74,910   SH     Sole              74,910
Extreme Networks               COM        30226d106              2,356     326,800   SH     Sole             326,800
Exult Inc                      COM        302284104                797     111,000   SH     Sole             111,000
FEI Corp.                      COM        30241L109              3,546     157,600   SH     Sole             157,600
Gartner, Inc.                  COM        366651107              2,385     210,900   SH     Sole             210,900
Gemstar - TV Guide INTL, Inc.  COM        36866w106              2,301     453,560   SH     Sole             453,560
Genesis Microchip Inc.         COM        371933102              2,605     144,300   SH     Sole             144,300
Greenbrier Companies Inc       COM        393657101                692      41,300   SH     Sole              41,300
Guilford Pharmaceuticals Inc.  COM        401829106                590      87,035   SH     Sole              87,035
Harman International           COM        413086109              2,116      28,600   SH     Sole              28,600
Hearst Argyle TV               COM        422317107              2,091      75,860   SH     Sole              75,860
Hughes Electronics Corporation COM        444418107              1,442      87,125   SH     Sole              87,125
Ilex Oncology                  COM        451923106              1,798      84,600   SH     Sole              84,600
Indevus Pharmaceuticals Inc.   COM        454072109              1,590     269,475   SH     Sole             269,475
Interactive Corp               COM        45840q101              4,894     144,245   SH     Sole             144,245
Intermune Pharmaceuticals, Inc COM        45885b100                926      40,000   SH     Sole              40,000
Inveresk Research Group        COM        461238107              1,518      61,400   SH     Sole              61,400
Ixys Corporation               COM        46600w106              3,963     423,800   SH     Sole             423,800
Jacobs Engineering Group Inc.  COM        469814107              4,254      88,600   SH     Sole              88,600
Kerr-McGee Corp.               COM        492386107                525      11,300   SH     Sole              11,300
La Quinta Corp.                COM        50419u202              1,028     160,400   SH     Sole             160,400
Lexar Media                    COM        52886p104              2,857     164,000   SH     Sole             164,000
Lexington Corporate Property T COM        529043101              1,169      57,900   SH     Sole              57,900
Ligand Pharmaceuticals Inc.    COM        53220k207                463      31,500   SH     Sole              31,500
Liveperson Inc                 COM        538146101              1,033     206,660   SH     Sole             206,660
MPS Group, Inc.                COM        553409103              1,294     138,400   SH     Sole             138,400
Magma Design Automation        COM        559181102              2,140      91,700   SH     Sole              91,700
Martin Transport LTD           COM        573075108                591      38,250   SH     Sole              38,250
MasTec, Inc.                   COM        576323109             12,251     827,210   SH     Sole             827,210
Merck & Company                COM        589331107                323       7,000   SH     Sole               7,000
Micromuse                      COM        595094103              1,187     172,000   SH     Sole             172,000
Mid-America Apartment Communit COM        59522J103              1,256      37,400   SH     Sole              37,400
Mindspeed Technologies, Inc.   COM        602682106              3,211     468,810   SH     Sole             468,810
Mykrolis Corp                  COM        62852p103              3,865     240,330   SH     Sole             240,330
Mylan Labs Inc.                COM        628530107                621      24,600   SH     Sole              24,600
NCO Group                      COM        628858102              1,574      69,300   SH     Sole              69,300
NII Holdings, Inc. - Class B   COM        62913f201              3,931      52,670   SH     Sole              52,670
NPS Pharmaceuticals, Inc.      COM        62936P103                561      18,300   SH     Sole              18,300
Nabi                           COM        629519109              2,353     185,100   SH     Sole             185,100
Navistar Int'l                 COM        63934E108              4,947     103,300   SH     Sole             103,300
Neopharm, Inc.                 COM        640919106                516      28,300   SH     Sole              28,300
Network Associates Inc.        COM        640938106              2,475     164,550   SH     Sole             164,550
News Corp Ltd                  COM        652487802                295       9,748   SH     Sole               9,748
News Corp. Ltd.                COM        652487703              4,202     116,400   SH     Sole             116,400
Nuvello, Inc.                  COM        67072m103                544     155,500   SH     Sole             155,500
O2Micro                        COM        g6797e106              1,446      64,230   SH     Sole              64,230
Oracle Corp.                   COM        68389X105              4,120     311,400   SH     Sole             311,400
Patterson Energy, Inc.         COM        703481101              3,589     109,000   SH     Sole             109,000
Pfizer Inc                     COM        717081103                311       8,800   SH     Sole               8,800
Pharmaceuticals Holders Trust  COM        71712A206                660       8,300   SH     Sole               8,300
Protein Design Labs, Inc.      COM        74369L103                474      26,500   SH     Sole              26,500
Quest Diagnostics              COM        74834L100                760      10,400   SH     Sole              10,400
Remington Oil & Gas Corp       COM        759594302              1,269      64,425   SH     Sole              64,425
Rowan Companies, Inc.          COM        779382100              1,624      70,075   SH     Sole              70,075
Ruby Tuesday, Inc.             COM        781182100              1,708      59,950   SH     Sole              59,950
Sanmina Corp.                  COM        800907107              3,817     302,900   SH     Sole             302,900
Sigmatel, Inc.                 COM        82661w107              3,754     152,090   SH     Sole             152,090
Sina Corporation               COM        g81477104              2,937      87,035   SH     Sole              87,035
Snap-On, Inc.                  COM        833034101              1,312      40,700   SH     Sole              40,700
SonicWALL                      COM        835470105              3,142     402,800   SH     Sole             402,800
Steel Dynamics Corp.           COM        858119100              2,156      93,750   SH     Sole              93,750
Stratasys                      COM        862685104              5,530     204,450   SH     Sole             204,450
SunGard Data Systems Inc.      COM        867363103              2,644      95,400   SH     Sole              95,400
Superconductor Technologies, I COM        867931107              2,875     517,105   SH     Sole             517,105
TLC Vision Corporation         COM        872549100              1,044     157,500   SH     Sole             157,500
Titan Pharmaceuticals Inc.     COM        888314101                160      54,900   SH     Sole              54,900
Tom Brown                      COM        115660201              1,724      53,450   SH     Sole              53,450
Toys R Us                      COM        892335100              1,815     143,600   SH     Sole             143,600
Transocean Inc                 COM        2821287                5,309     221,100   SH     Sole             221,100
Tupperware Corp.               COM        899896104                544      31,400   SH     Sole              31,400
UTD Therapeutic                COM        91307C102                776      33,800   SH     Sole              33,800
UTI Worldwide                  COM        G87210103              1,245      32,925   SH     Sole              32,925
United Surgical Partners Inter COM        913016309              1,333      39,800   SH     Sole              39,800
Urstadt Biddle Properties      COM        917286205              1,172      82,800   SH     Sole              82,800
Vodafone Group                 COM        92857w100              5,809     232,000   SH     Sole             232,000
Volume Services America-IDS    COM        92873P204              1,618      97,200   SH     Sole              97,200
Wabtec                         COM        929740108              4,429     259,900   SH     Sole             259,900
Western Wireless Corp. CL A    COM        95988e204              2,307     125,650   SH     Sole             125,650
Willbros Group                 COM        969199108              3,125     260,000   SH     Sole             260,000
Winnebago Industries           COM        974637100              1,210      17,600   SH     Sole              17,600
Wireless Facilities Inc.       COM        97653a103              3,638     244,800   SH     Sole             244,800
Wyeth                          COM        983024100                662      15,600   SH     Sole              15,600
Zebra Technologies Corp.       COM        989207105              3,783      57,000   SH     Sole              57,000
Adaptec Inc 3% due 3/5/07      CVBOND     00651fae8              1,001   1,000,000  PRN     Sole           1,000,000
Akamai Technologies            CVBOND     00971tac5                982   1,000,000  PRN     Sole           1,000,000
Bisys Group Inc. 4% due 03/15/ CVBOND     055472AB0                992   1,000,000  PRN     Sole           1,000,000
Cubist Pharmaceuticals         CVBOND     229678AB3              1,365   1,500,000  PRN     Sole           1,500,000
Curagen                        CVBOND     23126RAC5              1,408   1,600,000  PRN     Sole           1,600,000
E*Trade Group, Inc             CVBOND     269246AB0              1,738   1,700,000  PRN     Sole           1,700,000
Globespan, Inc. 5.25% Due 5/15 CVBOND     379571AB8                995   1,000,000  PRN     Sole           1,000,000
Manugistics Group              CVBOND     565011AB9              1,290   1,400,000  PRN     Sole           1,400,000
Mercury Interactive            CVBOND     589405AB5                991   1,000,000  PRN     Sole           1,000,000
Pride International 2.5% due 3 CVBOND     74153QAB8                926     750,000  PRN     Sole             750,000
Primus Telecommunications 5.75 CVBOND     741929AL7              1,485   1,500,000  PRN     Sole           1,500,000
Province Healthcare due 11/20/ CVBOND     743977AC4              1,259   1,250,000  PRN     Sole           1,250,000
Richardson Electronics, Ltd.   CVBOND     763165AB3                369     402,000  PRN     Sole             402,000
Richardson Electronics, Ltd.   CVBOND     763165AC1              1,082   1,073,000  PRN     Sole           1,073,000
Tower Automotive 5% 8/1/04     CVBOND     891707ae1              1,010   1,000,000  PRN     Sole           1,000,000
Trizec Hahn                    CVBOND     896938AB3              1,168   1,500,000  PRN     Sole           1,500,000
CenturyTel PEPS                CVPFD      156700403                972      36,000   SH     Sole              36,000
Continental Air Fin Trust      CVPFD      210796306                576      20,000   SH     Sole              20,000
Hanover Comp Cap PFD           CVPFD      41076M302                998      25,000   SH     Sole              25,000
Newell Rubbermaid QUIPS        CVPFD      651195307              1,484      32,000   SH     Sole              32,000
Northrup Grumman Equity Securi CVPFD      666807409                773       7,450   SH     Sole               7,450
PPL Capital Fund Trust 7.75 Pf CVPFD      69352f204              1,142      51,800   SH     Sole              51,800
Provident Financial Group      CVPFD      74386x205                575      18,700   SH     Sole              18,700
Tower Automotive               CVPFD      891706301              1,041      35,000   SH     Sole              35,000
Toys R Us, Inc. 6.25 8/16/05   CVPFD      892335209                599      15,000   SH     Sole              15,000
United Rentals 6.5% 8/1/28     CVPFD      91136h306                900      20,000   SH     Sole              20,000




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